Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Diluted earnings per common share

granted. Diluted earnings per common share assumes the exercise of stock options using the treasury stock method.

	Year Ended December 31,
(Amount in thousands)	2011	2010
Net income	$127,493	$60,304
Less: accretion of Class L Shares	171,567	170,265
Net loss attributable to common stock	(44,074)	(109,961)
Income attributable to Class L Shares (1)	171,567	170,265

(1)	Prior to the Conversion, the Class L shareholders were allocated their priority return which is equivalent to the accretion, while any losses were allocated to common shareholders as the Class L shareholders did not have a contractual obligation to share in losses.

Weighted Average Number of Shares Outstanding

	Year Ended December 31,
(Amounts in thousands, except per share amounts)	2012	2011	2010
Earnings (loss) per common share:
Basic Class L		$17.18	$17.07
Basic common	$2.04	$(4.01)	$(10.00)

Diluted Class L		$16.48	$16.37
Diluted common	$1.98	$(4.01)	$(10.00)

Weighted average number of shares outstanding:
Basic Class L		9,984	9,975
Basic common	61,528	10,989	10,994

Dilutive impact of stock options:

Class L shares		424	424
Common shares	1,995	—	—

Diluted Class L shares		10,408	10,399
Diluted common shares	63,523	10,989	10,994

Computation of unaudited pro forma basic and diluted earnings per share

The following table sets forth the computation of unaudited pro forma basic and diluted earnings per share.

	Year ended December 31, 2012
(Amounts in thousands)	Basic	Diluted
Net income	$125,541	$125,541
Pro forma weighted average number of common shares:
Weighted average number of common shares	61,528	63,523
Shares issued in offering necessary to pay dividend	16,404	16,404

Pro forma weighted average number of common shares	77,932	79,927

Pro forma earnings per common share	$1.61	$1.57